Information by business segment and by geographic area - Assets (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Information by business segment and by geographic area
Product inventory	$ 3,316		$ 3,316		$ 3,371
Investments in associates and joint ventures	2,071	$ 3,115	2,071	$ 3,115	2,798	$ 3,225
Property, plant and equipment and intangible	44,918		44,918		55,075
Capital expenditures - Sustaining capital	843	600	1,822	1,112
Capital expenditures - Project execution	124	130	269	229
Depreciation, amortization and depletion	807	966	1,622	1,767
Ferrous minerals
Information by business segment and by geographic area
Product inventory	1,859		1,859		1,955
Investments in associates and joint ventures	1,233		1,233		1,729
Property, plant and equipment and intangible	25,441		25,441		33,528
Capital expenditures - Sustaining capital	482	312	1,018	591
Capital expenditures - Project execution	59	87	150	173
Depreciation, amortization and depletion	478	531	900	959
Goodwill	1,303		1,303		1,770
Base metals
Information by business segment and by geographic area
Product inventory	1,409		1,409		1,354
Investments in associates and joint ventures	16		16		14
Property, plant and equipment and intangible	18,198		18,198		19,893
Capital expenditures - Sustaining capital	329	259	690	441
Capital expenditures - Project execution	63	42	115	53
Depreciation, amortization and depletion	317	356	677	662
Goodwill	1,813		1,813		1,859
Coal
Information by business segment and by geographic area
Product inventory	38		38		60
Capital expenditures - Sustaining capital	31	27	111	77
Depreciation, amortization and depletion		60	19	109
Others
Information by business segment and by geographic area
Product inventory	10		10		2
Investments in associates and joint ventures	822		822		1,055
Property, plant and equipment and intangible	1,279		1,279		$ 1,654
Capital expenditures - Sustaining capital	1	2	3	3
Capital expenditures - Project execution	2	1	4	3
Depreciation, amortization and depletion	$ 12	$ 19	$ 26	$ 37